Business combinations - contingent consideration liability (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Vaix Limited
Business combinations
Payments during the year					€ (20,992)
Vaix Limited | At Fair Value | Level 3
Business combinations
Beginning balance	€ 18,800	€ 11,674		€ 19,539
Net fair value changes recognized in profit from continuing operations during the year	739	1,459
Cash payments during the year		(5,500)		(5,800)
Fair value changes recognized in profit for the year				(2,065)
Ending balance	€ 19,539	7,633	€ 11,674	11,674	€ 19,539
Aforoa Ltd
Business combinations
Beginning balance		1,614	1,400
Net fair value changes recognized in profit from continuing operations during the year			214
Cash payments during the year		(802)
Payments during the year				(4,920)
Fair value changes recognized in profit for the year		(49)
Ending balance		€ 763	€ 1,614	€ 1,614